Income taxes	12 Months Ended
Dec. 31, 2024
Income taxes
Income taxes

25. Income taxes

The components of income tax expense (recovery) are as follows:

	Year ended	Year ended
	December 31,	December 31,
	2024	2023

Current income tax expense (recovery)	$1,712	$(2,157)
Deferred income tax expense (recovery)	(1,033)	97
Income tax expense (recovery)	$679	$(2,060)

The Company’s effective rate of income tax differs from the statutory rate of 26.5% as follows:

	Year ended	Year ended
	December 31,	December 31,
	2024	2023

Loss before income taxes	$(48,207)	$(40,233)
Statutory rate	26.5%	26.5%
Tax recovery at statutory rate	(12,775)	(10,662)
Mexican mining royalty	84	852
Impact of foreign tax rates	(31)	9
Non-deductible expenses	3,544	2,351
Losses not recognized	9,857	5,390
Income tax expense (recovery)	$679	$(2,060)

The Company’s net deferred tax liability relates to the Mexican mining royalty and arises principally from the following:

	December 31,	December 31,
	2024	2023

Property, plant and equipment	$130	$787
Other	313	319
Total deferred tax liabilities	443	1,106
Provisions and reserves	(395)	(477)
Net deferred tax liabilities	$48	$629

Deferred income taxes have not been recognized in respect of the following deductible temporary differences, as management does not consider their utilization to be probable for the foreseeable future:

	December 31,	December 31,
	2024	2023

Inventories	$-	$39,904
Property, plant and equipment	24,680	41,892
Mexican tax losses (expiring in 2025 - 2034)	32,000	33,999
Canadian tax losses (expiring in 2034 - 2044)	44,900	37,103
U.S. tax losses (expiring in 2025 - 2037)	-	31,957
U.S. tax losses (no expiry)	32,150	165,649
Provisions and other	91,012	72,190
Deferred Mexican mining royalty	48	629
	$224,790	$423,323

Canadian tax losses include a dual Canadian and U.S. resident entity with $20.8 million in losses (2023: $20.9 million).